LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LEASE OBLIGATIONS
Operating leases	$ 94,595	$ 82,335
Less: future finance charges	(17,709)	(14,358)
Present value of lease obligations	76,886	67,977
Less: Current portion	(21,199)	(19,761)
Non-current portion	55,687	48,216
Not later than one year
LEASE OBLIGATIONS
Operating leases	27,715	24,849
Later than one year and not later than five years
LEASE OBLIGATIONS
Operating leases	53,222	50,868
Later than five years
LEASE OBLIGATIONS
Operating leases	$ 13,658	$ 6,618